Note 12 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from contract with customer	$ 20	$ 636	$ 1,464	$ 3,647
Transferred at Point in Time [Member]
Revenue from contract with customer	20	125	477	1,982
Transferred over Time [Member]
Revenue from contract with customer	0	511	987	1,665
UNITED STATES
Revenue from contract with customer	15	547	1,223	2,471
Europe [Member]
Revenue from contract with customer	5	32	184	920
Asia [Member]
Revenue from contract with customer	$ 0	$ 57	$ 57	$ 256